STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (6,610)	$ (110,890)
Amortization	0	11,500
Shares issued for compensation	6,000	0
Adjustments to reconcile net loss to cash (used in) operating activities:
Change in prepaid expense	0	(18,000)
Change in deferred offering expense	0	0
Change in accounts payable	0	93,265
Net Cash (Used in) Operating Activities	(610)	(24,125)
CASH FLOW FROM INVESTING ACTIVITIES	0	0
CASH FLOW FROM FINANCING ACTIVITIES:
Deferred offering costs paid	0	(22,140)
Proceeds from registered offering	0	60,000
Loan repayment to nonrelated parties	0	(16,710)
Loans from nonrelated parties	610	16,205
Loans from related party	0	6,000
Net Cash Provided by Financing Activities	610	43,355
CHANGE IN CASH	0	19,230
CASH AT BEGINNING OF PERIOD	0	0
CASH AT END OF PERIOD	0	19,230
Cash paid for:
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Stock issued for acquisition of tangible and intangible assets	$ 0	$ 24,000